PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Mid Cap Research Enhanced
Index Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .5%
Communication Services : 1 .3%
23,062  Iridium
Communications, Inc.
$ 595,000
0 .3
10,480
(1)
Liberty Global Ltd.
- Class A
202,788
0 .1
19,027  New York Times Co.
- Class A
1,045,153
0 .6
798  Nexstar Media Group,
Inc.
136,362
0 .1
4,009
(1)
Roku, Inc.
271,690
0 .1
10,969
(1)
TripAdvisor, Inc.
159,160
0 .1
2,410,153
1 .3
Consumer Discretionary : 14 .6%
4,390
(1)
Abercrombie & Fitch
Co. - Class A
647,832
0 .4
13,709
ADT, Inc.
99,939
0.0
10,522
BorgWarner, Inc.
358,485
0 .2
660
(1)
Burlington Stores, Inc.
177,038
0 .1
2,508
(1)
CarMax, Inc.
212,051
0 .1
3,603  Columbia Sportswear
Co.
290,870
0 .2
11,003
(1)
Coupang, Inc.
243,716
0 .1
6,913
(1)
Crocs, Inc.
1,010,473
0 .6
440
(1)
Deckers Outdoor Corp.
422,088
0 .2
3,141  Dick's Sporting Goods,
Inc.
744,291
0 .4
407
Dillard's, Inc. - Class A
137,961
0 .1
2,612
(1)
Duolingo, Inc.
555,233
0 .3
3,740
(1)
Five Below, Inc.
282,108
0 .2
1,100
(1)
Floor & Decor
Holdings, Inc. - Class A
123,684
0 .1
17,194
(1)(2)
GameStop Corp.
- Class A
402,684
0 .2
14,061
Gap, Inc.
315,388
0 .2
37,442
Gentex Corp.
1,173,058
0 .6
15,083
(1)
Goodyear Tire &
Rubber Co.
133,032
0 .1
854  Graham Holdings Co.
- Class B
679,092
0 .4
6,532
(1)
Grand Canyon
Education, Inc.
947,205
0 .5
11,631
H&R Block, Inc.
736,359
0 .4
7,382
Harley-Davidson, Inc.
276,382
0 .1
11,796
(1)
Hilton Grand
Vacations, Inc.
455,090
0 .2
6,000  Hyatt Hotels Corp.
- Class A
911,520
0 .5
12,491
KB Home
1,045,622
0 .6
7,559
Lear Corp.
881,757
0 .5
6,799
(1)
Light & Wonder, Inc.
746,666
0 .4
1,627
Lithia Motors, Inc.
489,857
0 .3
27,211
Macy's, Inc.
423,675
0 .2
49,572
(1)
Mattel, Inc.
940,877
0 .5
30,204
Nordstrom, Inc.
674,757
0 .4
15
(1)
NVR, Inc.
137,587
0 .1
7,592
PVH Corp.
749,254
0 .4
2,697
Ralph Lauren Corp.
461,888
0 .3
18,343
(1)
Skechers USA, Inc.
- Class A
1,256,129
0 .7
10,650
Tapestry, Inc.
436,331
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,120
(1)
Taylor Morrison Home
Corp.
$ 412,060
0 .2
5,604
Texas Roadhouse, Inc.
945,675
0 .5
5,782
Toll Brothers, Inc.
833,013
0 .5
4,116
(1)
TopBuild Corp.
1,617,670
0 .9
2,538
Travel + Leisure Co.
112,332
0 .1
1,200
(1)
Visteon Corp.
121,476
0 .1
49,446
Wendy's Co.
836,626
0 .5
8,610
Williams-Sonoma, Inc.
1,156,581
0 .6
1,115
Wingstop, Inc.
430,513
0 .2
1,198  Wyndham Hotels &
Resorts, Inc.
94,283
0.0
3,956
Wynn Resorts Ltd.
304,137
0 .2
26,444,345
14 .6
Consumer Staples : 4 .7%
21,428
(1)
BellRing Brands, Inc.
1,198,468
0 .7
974
(1)
BJ's Wholesale Club
Holdings, Inc.
77,881
0.0
989
(1)
Boston Beer Co., Inc.
- Class A
268,731
0 .1
276  Casey's General
Stores, Inc.
99,998
0 .1
10,506
(1)
Celsius Holdings, Inc.
399,543
0 .2
903  Coca-Cola
Consolidated, Inc.
1,212,187
0 .7
5,442
(1)
Darling Ingredients,
Inc.
227,095
0 .1
2,728
(1)
e.l.f. Beauty, Inc.
408,627
0 .2
8,953
Ingredion, Inc.
1,202,477
0 .7
1,923  Molson Coors
Beverage Co. - Class
B
103,784
0 .1
20,187
(1)
Performance Food
Group Co.
1,506,758
0 .8
28,983
(1)
US Foods Holding
Corp.
1,716,084
1 .0
8,421,633
4 .7
Energy : 4 .8%
22,921
(1)
Antero Resources
Corp.
618,638
0 .3
19,806
Baker Hughes Co.
696,577
0 .4
12,080
ChampionX Corp.
376,050
0 .2
16,668
Civitas Resources, Inc.
1,022,248
0 .6
19,760
Coterra Energy, Inc.
480,761
0 .3
2,981
DT Midstream, Inc.
234,277
0 .1
14,478
Halliburton Co.
450,121
0 .3
8,201
HF Sinclair Corp.
402,997
0 .2
20,324  Matador Resources
Co.
1,152,777
0 .6
28,368
Murphy Oil Corp.
1,057,559
0 .6
7,746
Ovintiv, Inc.
331,761
0 .2
9,555  PBF Energy, Inc.
- Class A
325,443
0 .2
43,611  Permian Resources
Corp.
621,021
0 .3
403  Texas Pacific Land
Corp.
350,163
0 .2

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,074  Weatherford
International PLC
$ 532,466
0 .3
8,652,859
4 .8
Financials : 16 .9%
2,592
Ally Financial, Inc.
111,948
0 .1
10,288  American Financial
Group, Inc.
1,374,683
0 .8
1,397  Ameriprise Financial,
Inc.
627,868
0 .3
7,808  Annaly Capital
Management, Inc.
157,409
0 .1
3,737  Ares Management
Corp. - Class A
547,097
0 .3
5,722  Axis Capital Holdings
Ltd.
457,073
0 .3
2,725
(1)
Block, Inc.
180,068
0 .1
20,882
Cadence Bank
674,071
0 .4
2,256  Cboe Global Markets,
Inc.
463,382
0 .3
4,270  Citizens Financial
Group, Inc.
183,824
0 .1
30,818  CNO Financial Group,
Inc.
1,076,165
0 .6
14,868  Commerce
Bancshares, Inc.
950,957
0 .5
10,481  East West Bancorp,
Inc.
881,138
0 .5
39,838  Equitable Holdings,
Inc.
1,693,912
0 .9
18,402
Essent Group Ltd.
1,183,065
0 .7
4,493  Evercore, Inc. - Class
A
1,104,110
0 .6
2,025  Fidelity National
Financial, Inc.
119,394
0 .1
16,164  First American
Financial Corp.
1,031,263
0 .6
60,060
First Horizon Corp.
996,395
0 .5
1,137
Globe Life, Inc.
119,442
0 .1
18,463  Hancock Whitney
Corp.
992,017
0 .5
4,850  Hartford Financial
Services Group, Inc.
563,085
0 .3
2,806  Interactive Brokers
Group, Inc. - Class A
361,665
0 .2
14,105  International
Bancshares Corp.
891,154
0 .5
23,341  Jefferies Financial
Group, Inc.
1,399,293
0 .8
7,149
Loews Corp.
585,789
0 .3
50,480  MGIC Investment
Corp.
1,283,706
0 .7
458
MSCI, Inc.
265,910
0 .1
3,908  Old Republic
International Corp.
140,180
0 .1
8,998  OneMain Holdings,
Inc.
444,591
0 .2
13,530  Prosperity Bancshares,
Inc.
995,537
0 .5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,734  Reinsurance Group of
America, Inc.
$ 1,707,358
0 .9
438  RenaissanceRe
Holdings Ltd.
111,598
0 .1
44,249
Rithm Capital Corp.
528,333
0 .3
8,535
(1)
Robinhood Markets,
Inc. - Class A
171,724
0 .1
31,487
SLM Corp.
694,603
0 .4
35,225  Starwood Property
Trust, Inc.
734,089
0 .4
13,563
Synchrony Financial
681,676
0 .4
8,182
(1)
Toast, Inc. - Class A
203,405
0 .1
3,259  Tradeweb Markets,
Inc. - Class A
385,344
0 .2
10,703
UMB Financial Corp.
1,108,724
0 .6
24,492
Unum Group
1,359,061
0 .8
589
(1)
WEX, Inc.
112,511
0 .1
2,162  Wintrust Financial
Corp.
235,226
0 .1
11,889
Zions Bancorp NA
589,219
0 .3
30,479,062
16 .9
Health Care : 10 .1%
7,821
(1)
10X Genomics, Inc.
- Class A
182,620
0 .1
3,039  Agilent Technologies,
Inc.
434,334
0 .2
4,334
(1)
Arrowhead
Pharmaceuticals, Inc.
103,279
0 .1
11,884
(1)
Avantor, Inc.
307,083
0 .2
6,146
(1)
BioMarin
Pharmaceutical, Inc.
560,577
0 .3
8,974
Bruker Corp.
602,963
0 .3
7,436
(1)
Centene Corp.
586,180
0 .3
23,861
(1)
Doximity, Inc. - Class A
877,608
0 .5
8,235
(1)
Elanco Animal Health,
Inc.
127,395
0 .1
43,608
(1)
Exelixis, Inc.
1,135,116
0 .6
3,451
(1)
Haemonetics Corp.
260,827
0 .1
12,357
(1)
Halozyme
Therapeutics, Inc.
788,994
0 .4
4,798
(1)
HealthEquity, Inc.
381,729
0 .2
8,321
(1)
Illumina, Inc.
1,093,379
0 .6
6,349
(1)
Incyte Corp.
416,875
0 .2
1,149
(1)
Inspire Medical
Systems, Inc.
206,613
0 .1
928
(1)
Insulet Corp.
188,171
0 .1
6,995
(1)
Jazz Pharmaceuticals
PLC
811,280
0 .4
7,884
(1)
Lantheus Holdings,
Inc.
839,409
0 .5
10,564
(1)
LivaNova PLC
532,320
0 .3
1,606
(1)
Medpace Holdings,
Inc.
570,564
0 .3
1,805
(1)
Molina Healthcare, Inc.
631,371
0 .4
2,119
(1)
Natera, Inc.
250,593
0 .1
10,737
(1)
Neurocrine
Biosciences, Inc.
1,364,243
0 .8
23,324
(1)
Option Care Health,
Inc.
746,834
0 .4

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,566
(1)
Penumbra, Inc.
$ 519,153
0 .3
20,485
(1)
Progyny, Inc.
481,193
0 .3
6,075
(1)
Sarepta Therapeutics,
Inc.
824,864
0 .5
6,401
(1)
Tenet Healthcare Corp.
1,061,542
0 .6
3,588
(1)
United Therapeutics
Corp.
1,304,417
0 .7
511
(1)
Veeva Systems, Inc.
- Class A
110,601
0 .1
18,302,127
10 .1
Industrials : 21 .6%
4,873
Acuity Brands, Inc.
1,241,153
0 .7
7,524  Advanced Drainage
Systems, Inc.
1,179,462
0 .6
17,484
AECOM
1,750,848
1 .0
1,054
AGCO Corp.
95,956
0.0
3,901
(1)
Alaska Air Group, Inc.
140,865
0 .1
28,623
(1)
American Airlines
Group, Inc.
303,976
0 .2
1,894
AMETEK, Inc.
323,969
0 .2
5,073  Avis Budget Group,
Inc.
415,935
0 .2
886
(1)
CACI International, Inc.
- Class A
432,474
0 .2
3,266
Carlisle Cos., Inc.
1,384,131
0 .8
43,824
(1)
Clarivate PLC
300,633
0 .2
5,094
(1)
Clean Harbors, Inc.
1,252,615
0 .7
2,029  Comfort Systems USA,
Inc.
717,292
0 .4
24,729
(1)
Core & Main, Inc.
- Class A
1,187,734
0 .7
1,108
Curtiss-Wright Corp.
349,973
0 .2
11,148
Delta Air Lines, Inc.
473,679
0 .3
17,968
Donaldson Co., Inc.
1,306,813
0 .7
2,275
EMCOR Group, Inc.
894,211
0 .5
1,961
Equifax, Inc.
602,282
0 .3
3,381
Esab Corp.
354,904
0 .2
7,038
Flowserve Corp.
351,055
0 .2
7,896
Fortive Corp.
587,462
0 .3
12,173  Fortune Brands
Innovations, Inc.
966,658
0 .5
30,646
Genpact Ltd.
1,202,243
0 .7
17,200
Graco, Inc.
1,433,620
0 .8
10,436
(1)
GXO Logistics, Inc.
522,322
0 .3
957
Ingersoll Rand, Inc.
87,518
0.0
5,844
ITT, Inc.
813,602
0 .4
976
(1)
Kirby Corp.
117,042
0 .1
1,289
Leidos Holdings, Inc.
204,319
0 .1
636  Lennox International,
Inc.
375,361
0 .2
1,816  Lincoln Electric
Holdings, Inc.
351,596
0 .2
9,635
(1)
Lyft, Inc. - Class A
112,440
0 .1
3,736
ManpowerGroup, Inc.
276,165
0 .1
6,380
(1)
MasTec, Inc.
721,769
0 .4
4,541
(1)
Middleby Corp.
638,555
0 .3
3,498
MSA Safety, Inc.
638,840
0 .3
3,213  MSC Industrial Direct
Co., Inc. - Class A
264,237
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
16,846
nVent Electric PLC
$ 1,144,854
0 .6
614  Old Dominion Freight
Line, Inc.
118,379
0 .1
10,401
Owens Corning
1,754,961
1 .0
5,869
Pentair PLC
520,522
0 .3
2,235
RB Global, Inc.
192,501
0 .1
6,874
Regal Rexnord Corp.
1,153,526
0 .6
573  Rockwell Automation,
Inc.
155,873
0 .1
7,627
Rollins, Inc.
382,723
0 .2
6,933
Ryder System, Inc.
1,006,949
0 .6
2,847
(1)
Saia, Inc.
1,069,988
0 .6
12,567  Sensata Technologies
Holding PLC
484,458
0 .3
1,048
(1)
SiteOne Landscape
Supply, Inc.
148,669
0 .1
10,367  SS&C Technologies
Holdings, Inc.
778,458
0 .4
2,084  Stanley Black &
Decker, Inc.
213,318
0 .1
5,544
Terex Corp.
314,733
0 .2
7,720
Timken Co.
652,572
0 .4
1,824
TransUnion
176,581
0 .1
1,368
(1)
U-Haul Holding Co.
97,155
0.0
206
United Rentals, Inc.
152,700
0 .1
3,735  Vertiv Holdings Co.
- Class A
310,117
0 .2
2,482
Watsco, Inc.
1,179,992
0 .6
5,152  Watts Water
Technologies, Inc.
- Class A
1,013,398
0 .6
6,321  WESCO International,
Inc.
1,045,367
0 .6
1,860  Westinghouse Air
Brake Technologies
Corp.
315,400
0 .2
2,596
(1)
WillScot Mobile Mini
Holdings Corp.
100,050
0 .1
2,335
(1)
XPO, Inc.
267,638
0 .1
39,124,591
21 .6
Information Technology : 8 .7%
2,592
(1)
Arrow Electronics, Inc.
350,127
0 .2
10,323
Avnet, Inc.
569,623
0 .3
5,711
(1)
Cirrus Logic, Inc.
832,036
0 .5
3,814
(1)
Coherent Corp.
297,301
0 .2
5,774
(1)
CommVault Systems,
Inc.
897,280
0 .5
1,575
Concentrix Corp.
118,487
0 .1
5,292
(1)
DocuSign, Inc.
313,339
0 .2
37,491
(1)
Dropbox, Inc. - Class A
942,524
0 .5
27,150
(1)
Dynatrace, Inc.
1,374,333
0 .8
877
(1)
Euronet Worldwide,
Inc.
94,637
0.0
2,648
(1)
F5, Inc.
537,941
0 .3
4,867
(1)
Gitlab, Inc. - Class A
230,696
0 .1
24,683  Hewlett Packard
Enterprise Co.
478,110
0 .3
956
Jabil, Inc.
104,472
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,578
(1)
Keysight Technologies,
Inc.
$ 397,321
0 .2
3,933
(1)
Lattice Semiconductor
Corp.
186,267
0 .1
396
(1)
Manhattan Associates,
Inc.
104,714
0.0
6,855
MKS Instruments, Inc.
817,322
0 .4
750  Monolithic Power
Systems, Inc.
701,010
0 .4
4,215
NetApp, Inc.
508,835
0 .3
2,526
(1)
Onto Innovation, Inc.
538,594
0 .3
4,812
(1)
Paylocity Holding
Corp.
776,657
0 .4
30,512
(1)
Pure Storage, Inc.
- Class A
1,564,961
0 .9
13,178
(1)
Rambus, Inc.
589,320
0 .3
11,274
(1)
SentinelOne, Inc.
- Class A
265,615
0 .1
2,959  Skyworks Solutions,
Inc.
324,277
0 .2
4,441
TD SYNNEX Corp.
539,226
0 .3
17,396
(1)
Teradata Corp.
491,263
0 .3
2,129
Teradyne, Inc.
291,098
0 .2
1,702  Universal Display
Corp.
329,711
0 .2
2,040
(1)
Zoom Video
Communications, Inc.
- Class A
140,923
0 .1
15,708,020
8 .7
Materials : 6 .2%
11,700
Alcoa Corp.
375,570
0 .2
6,573
Ashland, Inc.
588,284
0 .3
24,563
(1)
Axalta Coating
Systems Ltd.
896,550
0 .5
18,562  Berry Global Group,
Inc.
1,278,179
0 .7
8,076
Cabot Corp.
848,868
0 .5
4,760
Chemours Co.
92,534
0 .1
25,903
(1)
Cleveland-Cliffs, Inc.
338,293
0 .2
14,499  Commercial Metals
Co.
777,001
0 .4
462
Eagle Materials, Inc.
119,081
0 .1
18,611
Element Solutions, Inc.
497,658
0 .3
1,807
(1)
Knife River Corp.
142,518
0 .1
10,525
Louisiana-Pacific Corp.
1,021,451
0 .6
2,010
PPG Industries, Inc.
260,757
0 .1
2,395  Reliance Steel &
Aluminum Co.
686,527
0 .4
5,698
Royal Gold, Inc.
798,689
0 .4
14,079
RPM International, Inc.
1,636,684
0 .9
7,210
Smurfit WestRock PLC
341,898
0 .2
7,388
Sonoco Products Co.
417,939
0 .2
2,294  United States Steel
Corp.
86,966
0.0
11,205,447
6 .2
Real Estate : 7 .6%
30,454  American Homes 4
Rent - Class A
1,211,155
0 .7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,882
Boston Properties, Inc.
$ 216,784
0 .1
54,723  Brixmor Property
Group, Inc.
1,498,863
0 .8
1,777
(1)
CBRE Group, Inc.
- Class A
204,604
0 .1
34,449  COPT Defense
Properties
1,026,236
0 .6
22,261  Cousins Properties,
Inc.
634,661
0 .4
3,268  EastGroup Properties,
Inc.
609,155
0 .3
1,246  Equity LifeStyle
Properties, Inc.
90,597
0.0
8,718
Equity Residential
652,804
0 .4
14,115  First Industrial Realty
Trust, Inc.
800,744
0 .4
1,814  Gaming and Leisure
Properties, Inc.
94,364
0 .1
25,496  Host Hotels & Resorts,
Inc.
451,279
0 .2
4,545
Invitation Homes, Inc.
167,438
0 .1
1,077
Iron Mountain, Inc.
121,981
0 .1
5,769
(1)
Jones Lang LaSalle,
Inc.
1,472,422
0 .8
23,751
Kilroy Realty Corp.
861,449
0 .5
10,846  Lamar Advertising Co.
- Class A
1,364,210
0 .8
53,283  Park Hotels & Resorts,
Inc.
814,164
0 .5
8,423  Regency Centers
Corp.
612,268
0 .3
42,872  Sabra Health Care
REIT, Inc.
730,539
0 .4
1,509
WP Carey, Inc.
90,570
0.0
13,726,287
7 .6
Utilities : 3 .0%
13,535
Black Hills Corp.
800,189
0 .4
5,126
Edison International
446,116
0 .3
17,943
National Fuel Gas Co.
1,072,274
0 .6
5,518  New Jersey Resources
Corp.
255,539
0 .1
14,777
NorthWestern Corp.
803,721
0 .4
10,263
OGE Energy Corp.
406,004
0 .2
12,346
ONE Gas, Inc.
851,133
0 .5
15,452
PG&E Corp.
304,404
0 .2
18,025
UGI Corp.
449,003
0 .3
5,388,383
3 .0
Total Common Stock
(Cost $144,145,570)
179,862,907
99 .5

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0 .4%
10,333  iShares Core S&P Mid-
Cap ETF
$ 639,510
0 .4
Total Exchange-Traded
Funds
(Cost $581,177)
639,510
0 .4
Total Long-Term
Investments
(Cost $144,726,747)
180,502,417
99 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .4%
Repurchase Agreements : 0 .2%
377,838
(3)
Barclays Capital,
Inc., Repurchase
Agreement dated
08/30/2024, 5.230%,
due 09/03/2024
(Repurchase
Amount $378,055,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.375%, Market
Value plus accrued
interest $385,395, due
10/24/24-07/31/26)
377,838
0 .2
Total Repurchase
Agreements
(Cost $377,838)
377,838
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .2%
433,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $433,000) $ 433,000 0 .2
Total Short-Term
Investments
(Cost $810,838)
810,838
0 .4
Total Investments in
Securities
(Cost $145,537,585) $ 181,313,255 100 .3
Liabilities in Excess
of Other Assets (537,146) (0.3)
Net Assets $ 180,776,109 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 179,862,907 $ — $ — $ 179,862,907
Exchange-Traded Funds 639,510 — — 639,510
Short-Term Investments 433,000 377,838 — 810,838
Total Investments, at fair value $ 180,935,417 $ 377,838 $ — $ 181,313,255
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,975,160
Gross Unrealized Depreciation (4,199,491)
Net Unrealized Appreciation $ 35,775,669